SEMIANNUAL REPORT
AUGUST 31, 2001

PRUDENTIAL
Government Income Fund, Inc.

FUND TYPE
Government securities

OBJECTIVE
High current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                          (LOGO)

Prudential Government Income Fund, Inc.

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of Prudential
Government Income Fund, Inc. (the Fund) is high current return. The Fund normally invests in bonds issued or guaranteed by the U.S.
government, its agencies, or instrumentalities.
The guarantee on U.S. government securities applies only to the underlying securities of the Fund's portfolio, and not to the value of the Fund's shares. At least 65% of the Fund's total assets are invested in U.S. government securities. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

    Expressed as a percentage of
net assets as of 8/31/01
        49.5%   Mortgages
        21.7    Government Agency
        17.6    Treasuries
         6.5    Asset-Backed
         2.7    Corporates
         2.0    Cash Equivalents

Ten Largest Issuers

    Expressed as a percentage of
    net assets as of 8/31/01
        43.1%   Federal National Mortgage Assoc.

        17.6    U.S. Treasury Obligations

        11.1    Gov't. National Mortgage Assoc.

         8.3    Federal Home Loan Mort. Corp.

         7.8    Small Business Administration

         4.0    Tulip Funding Corp.*

         3.9    Old Line Funding Corp.*

         3.0    Lone Star Funding LLC*

         2.7    New Jersey Economic Dev. Auth.

         1.6    First Union National Bank

*Short-term securities that matured in
 September 2001.
 Holdings are subject to change.

                             www.prudential.com    (800) 225-1852

Semiannual Report    August 31, 2001

Cumulative Total Returns1                           As of 8/31/01

                     Six    One      Five     Ten         Since
                   Months    Year    Years    Years     Inception2
Class A             3.36%   11.16%   42.43%   96.80%     129.27%
Class B             3.07    10.52    38.24    83.89   216.51 (212.29)
Class C             3.10    10.61    38.77     N/A        56.74
Class Z             3.48    11.43    43.87     N/A        41.07
Lipper General U.S.
Gov't  Fund Avg.3
                    3.44    10.81    41.39    97.23        ***

Average Annual Total Returns1                       As of 9/30/01

                    One    Five     Ten        Since
                   Year    Years    Years    Inception2
    Class A        8.68%   6.55%    6.56%      7.18%
    Class B        7.55    6.64     6.27     7.40 (7.31)
    Class C        10.52   6.66      N/A       6.64
    Class Z        13.48   7.65      N/A       6.78

Distributions and Yields                         As of 8/31/01

                Total Distributions     30-Day
                Paid for Six Months    SEC-Yield
    Class A           $0.25             4.84%
    Class B           $0.22             4.46
    Class C           $0.22             4.49
    Class Z           $0.26             5.30

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments LLC and Lipper
  Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge
  (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six
  years. Approximately seven years after
  purchase, Class B shares will automatically convert to Class A shares on a quarterly basis.
  Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
  Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower as indicated in parentheses.
2 Inception dates: Class A, 1/22/90; Class B,
  4/22/85; Class C, 8/1/94; and Class Z, 3/4/96.
3 The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Lipper General U.S.
  Government Fund category. Lipper General U.S.
  Government Funds invest at least 65% of their assets in U.S. government agency issues.
*** Lipper Since Inception returns are 128.80%
    for Class A, 247.37% for Class B, 59.91% for
   Class C, and 40.19% for Class Z based on all funds in each share class.

(LOGO)                                     October 15, 2001

DEAR SHAREHOLDER,
The terrorist attacks that took place in the United States on September 11, 2001, will remain forever ingrained in our nation's consciousness. In their aftermath, our thoughts and our prayers remain with the victims of this senseless tragedy, their families, and friends.
It is also with deep gratitude that we
acknowledge the heroic efforts of the men and women involved in the rescue operations.

We at Prudential Financial would like to take the opportunity during this difficult time to reassure our shareholders of our unwavering commitment to their investment needs. Under normal circumstances, the investment landscape is a difficult one to navigate, and during this extremely tragic period in our nation's history, even more so. We're here to provide the expertise and resources that may help make the journey ahead less daunting.

For now, investors should try to maintain a patient focus on their long-term investment strategies, and avoid making investment decisions based on emotional reactions. Those strategies should, where appropriate, include some allocation to debt securities, as bonds may provide an income stream and may help to smooth portfolio volatility. Above all, investors should continue to seek guidance from their financial professionals.

Sincerely,


David R. Odenath, Jr., President
Prudential Government Income Fund, Inc.

Prudential Government Income Fund, Inc.
Semiannual Report    August 31, 2001

INVESTMENT ADVISER'S REPORT

Of all the developments that affected the U.S.
fixed-income markets during our six-month reporting period that began March 1, 2001, the Federal Reserve's (the Fed) repeated efforts to pump vigor back into the U.S.
economy was perhaps the most influential.

The Fed reduced short-term interest rates twice shortly before our fiscal half-year began.
Those rate cuts were followed by additional ones in March, April, May, June, and August.
Altogether, the Fed's seven moves eased
monetary policy by a total of three percentage points, which lowered the rate banks charge each other for overnight loans to 3.50%, and reduced the rate member banks pay to borrow from the Fed's discount window to 3.00%.
Cutting the benchmark interest rates also led to lower borrowing costs for businesses and consumers, a trend that in time could help encourage economic growth.

The short-term rate cuts, meanwhile, had a two-pronged impact on the U.S. Treasury market.
First, shorter-term Treasuries--the most sensitive to changes in monetary policy--saw their yields decline sharply, which drove their prices higher. Second, fear that the rate cuts would eventually spark an economic rebound with higher inflation resulted in limited gains in the prices of longer-term Treasuries.

The Fund held Treasuries of various maturities
that comprised 18% of its net assets as of
August 31, 2001. Treasuries remained less than
20% of the Fund's net assets throughout our
reporting period in order for the Fund to
maintain a large exposure to high-quality, non-
Treasury securities with higher yields. These
securities, mostly mortgage-backed securities,
federal agency securities, and commercial
mortgage-backed securities, outperformed
Treasuries during the six months ended August
31, 2001, due to their higher income.
                                           3

Prudential Government Income Fund, Inc.

Semiannual Report    August 31, 2001

FOCUS ON 15-YEAR MORTGAGE-BACKED ISSUES
The Fund's exposure to mortgage-backed
securities rose as high as 50% of its net assets during our fiscal half-year. Within the portfolio, we emphasized mortgage-backed securities maturing in 15 years or less rather than those maturing in 30 years. We favored
15-year securities, which we believed were undervalued, rather than 30-year securities, which we believed were more likely to prepay in a declining interest-rate environment. As it turned out, 15-year securities did not perform as well as 30-year securities. Our focus on 15-year mortgage-backed securities, therefore, contributed to the Fund's slight underperformance. For the six months ended
August 31, 2001, the Fund's Class A shares posted a 3.36% return compared with a 3.44% return for their benchmark Lipper Average. For shareholders paying the initial Class A sales charge, the Fund's return was -0.77%.

LOOKING AHEAD
Many steps are being taken to reinvigorate the U.S. economy. Since our fiscal half-year ended, the Fed eased monetary policy on September 17 and October 2, which together lowered the rate banks charge each other for overnight loans to 2.50%, and reduced the rate member banks pay to borrow from the Fed's discount window to 2.00%.
Congress is considering additional tax cuts and increased government spending to help individuals and businesses get back on their feet after the terrorist attacks.

Consequently, we expect there will be a return to federal budget deficits as a result of higher government spending and lower tax revenues. Deficit spending will likely lead the U.S. Treasury Department to issue more securities than was originally expected to satisfy its borrowing needs. The anticipation of an increased supply of Treasuries should cause Treasuries to underperform other high-quality sectors of the U.S. fixed-income market, including mortgage-backed securities and federal agency securities.

                             www.prudential.com    (800) 225-1852

Moreover, we expect mortgage-backed securities will perform well because the fiscal and monetary stimulus will eventually help boost economic growth and thereby lead to higher interest rates. Mortgage-backed securities tend to perform well on a relative basis in a rising interest-rate environment because the underlying mortgages are less likely to be refinanced by home-owners to save money.
Accordingly, we are looking for good
opportunities to continue to modestly increase the Fund's exposure to mortgage-backed securities.

Prudential Government Income Fund Management Team

       Prudential Government Income Fund, Inc.
             Portfolio of Investments as of August 31, 2001 (Unaudited)

Principal
Amount
(000)              Description                                       Value (Note 1)
---------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.0%
---------------------------------------------------------------------------------
U.S. Government Agency Mortgage Pass - Throughs  45.2%
                   Federal Home Loan Mortgage Corp.,
 $ 10,844          6.50%, 8/01/10 - 6/01/13                          $   11,119,365
   55,270(b)       7.00%, 2/01/09                                        57,438,465
       33          7.375%, 3/01/06                                           33,932
      258(c)       7.50%, 6/01/24                                               267
    3,514          8.00%, 1/01/22 - 5/01/23                               3,686,110
    1,382          8.50%, 6/01/07 - 4/01/20                               1,469,704
    3,056(b)       9.00%, 9/01/05 - 1/01/20                               3,242,972
      593          11.50%, 10/01/19                                         671,996
                   Federal National Mortgage Assoc.,
    2,793          5.50%, 8/01/15                                         2,770,372
   44,843(a)       6.00%, 11/01/24 - TBA                                 45,143,523
    9,964          6.30%, 3/01/11                                        10,300,703
   97,172(a)(b)    6.50%, 6/01/08 - TBA                                  99,421,658
   67,623(b)(e)    7.00%, 7/01/03 - 9/01/26                              69,842,753
  100,957(a)       7.50%, 12/01/06 - TBA                                104,996,817
        3(b)       8.00%, 10/01/24                                            2,778
    1,584          8.50%, 6/01/17 - 3/01/25                               1,681,620
    1,725          9.00%, 8/01/24 - 4/01/25                               1,848,103
      431          9.50%, 10/01/19 - 3/01/25                                465,156
                   Government National Mortgage Assoc.,
   96,257(b)       7.00%, 2/15/09 - 2/15/29                              99,292,561
   17,398(b)       7.50%, 5/15/02 - 11/15/24                             18,162,516
   10,167          8.50%, 4/15/25                                        10,796,075
    5,380          9.50%, 10/15/09 - 12/15/17                             5,906,586
                   Government National Mortgage Assoc. II,
      848          9.50%, 5/20/18 - 8/20/21                                 898,087
                                                                     --------------
                   Total U.S. Government Agency Mortgage
                    Pass - Throughs (cost $535,656,008)                 549,192,119
                                                                     --------------

    6                                      See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)              Description                                       Value (Note 1)
-----------------------------------------------------------------------------------------
U.S. Government Obligations  17.6%
                   United States Treasury Bonds,
 $ 43,870(b)(e)    8.125%, 8/15/19 - 8/15/21                         $   57,556,558
   40,360          8.75%, 5/15/17                                        54,725,739
                   United States Treasury Notes,
   68,250(d)       4.625%, 5/15/06                                       68,900,422
   32,350(d)       5.00%, 2/15/11 - 8/15/11                              32,564,779
      400          5.75%, 11/15/05                                          421,124
                                                                     --------------
                   Total U.S. Government Obligations (cost
                    $208,454,321)                                       214,168,622
                                                                     --------------
-------------------------------------------------------------------------------------
U.S. Government Agency Securities  21.3%
                   Federal National Mortgage Assoc.,
  120,000(d)       5.25%, 6/15/06                                       121,330,800
   39,750(d)       6.00%, 5/15/11                                        40,812,120
                   Small Business Administration,
   13,833(b)       Ser. 1995-20B, 8.15%, 2/01/15                         15,036,230
   17,404(b)       Ser. 1995-20L, 6.45%, 12/01/15                        17,490,740
   25,100(b)       Ser. 1996-20H, 7.25%, 8/01/16                         26,302,065
   15,400(b)       Ser. 1996-20K, 6.95%, 11/01/16                        15,866,189
    7,768(b)       Ser. 1997-20A, 7.15%, 1/01/17                          8,117,913
   12,548(b)       Ser. 1998-20I, 6.00%, 9/01/18                         12,340,940
                   Tennessee Valley Authority,
      600(b)       Ser. 1993-D, 7.25%, 7/15/43                              608,676
                                                                     --------------
                   Total U.S. Government Agency Securities
                    (cost $254,656,235)                                 257,905,673
                                                                     --------------
-------------------------------------------------------------------------------------
Corporate Bond  2.7%
                   New Jersey Economic Development Authority,
   30,000(b)       Ser. A, 7.425%, 2/15/29
                    (cost $31,091,850)                                   33,090,300
-------------------------------------------------------------------------------------
Collateralized Mortgage Obligations  4.3%
                   Federal Home Loan Mortgage Corp.,
   16,243(b)       5.75%, 4/15/10                                        16,517,154
    6,500          6.50%, 7/15/10                                         6,615,765

    See Notes to Financial Statements                                      7

       Prudential Government Income Fund, Inc.
             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)              Description                                       Value (Note 1)
-----------------------------------------------------------------------------------------
                   Federal National Mortgage Assoc.,
 $ 13,674(b)       REMIC Trust, Ser. 1993-76, Class B,
                    6.00%, 6/25/08                                   $   13,870,661
    1,726          REMIC Trust, Ser. 1993-71, Class B,
                    6.50%, 5/25/08                                        1,762,967
    8,752(b)       REMIC Trust, Ser. 1997-63, Class D,
                    7.00%, 1/18/24                                        9,042,214
                   Resolution Trust Corp.,
    3,764(b)       Ser. 1994-1, Class B2, 7.75%, 9/25/29                  3,749,619
                   Ryland Mortgage Participation Securities,
      201          Ser. 1993-3, Class A3, 7.4242%, 9/25/24, (ARM)           196,666
                                                                     --------------
                   Total Collateralized Mortgage Obligations
                    (cost $58,842,457)                                   51,755,046
                                                                     --------------
-------------------------------------------------------------------------------------
U.S. Government Agency - Stripped Security  0.4%
                   Financing Corp.,
    5,000          Zero Coupon, 3/07/04 (cost $4,309,155)                 4,495,500
-------------------------------------------------------------------------------------
Asset Backed Securities  6.5%
                   Aesop Funding II LLC,
   10,000(b)       Ser. 1997-1, Class A2, 6.40%, 10/20/03                10,212,347
                   Asset Securitization Corp.,
    4,559(b)       Ser. 1997-D4, Class A1A, 7.35%, 4/14/29                4,679,762
                   Bear Stearns Commercial Mortgage Securities,
                    Inc.,
    1,540          Ser. 2000-WF1, Class A1, 7.64%, 2/15/32                1,659,217
                   Capital One Master Trust,
    3,700          Ser. 1998-4, Class A, 5.43%, 1/15/07                   3,782,672
                   First Union National Bank Commercial Mortgage
                    Trust,
    7,131          Ser. 2000-C1, Class A1, 7.739%, 5/17/32                7,719,143
   10,744(b)       Ser. 2000-C2, Class A1, 6.94%, 10/15/32               11,341,402
                   GMAC Commercial Mortgage Security, Inc.,
   10,635          Ser. 2000-C2, Class A2, 7.455%, 8/16/33               11,571,649
                   Morgan Stanley Dean Witter Capital,
    9,880(b)       Ser. 2001-TOP1, Class A2, 6.32%, 2/15/33              10,195,351
                   Mortgage Capital Funding, Inc.,
    6,981          Ser. 1998-MC2, Class A1, 6.325%, 6/18/30               7,224,867
                   Prudential Securities Secured Financing Corp.,
   10,000(b)       Ser. 2000-C1, Class A2, 7.727%, 5/17/32               10,993,498
                                                                     --------------
                   Total Asset Backed Securities (cost
                    $67,434,056)                                         79,379,908
                                                                     --------------
                   Total Long-Term Investments (cost
                    $1,160,444,082)                                   1,189,987,168
                                                                     --------------

    8                                      See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Portfolio of Investments as of August 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)              Description                                       Value (Note 1)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  22.2%
-------------------------------------------------------------------------------------
Commercial Paper  10.9%
                   Lone Star Funding LLC,
 $ 36,328          3.60%, 9/17/01                                    $   36,269,875
                   Old Line Funding Corp.,
   47,825          3.59%, 9/17/01                                        47,748,693
                   Tulip Funding Corp.,
   48,150          3.58%, 9/17/01                                        48,073,388
                                                                     --------------
                   Total Commercial Paper (cost $132,091,956)           132,091,956
                                                                     --------------
-------------------------------------------------------------------------------------
Repurchase Agreement  3.1%
                   Joint Repurchase Agreement Account,
   37,498          3.65%, 9/04/01 (cost $37,498,000; Note 5)             37,498,000
                                                                     --------------
-------------------------------------------------------------------------------------
Short-Term Investment Fund  8.2%
   99,111(f)       Prudential Core Investment Fund--Taxable Money
                    Market Series
                    (cost $99,610,825; Note 3)                           99,610,825
                                                                     --------------
                   Total Short-Term Investments (cost
                    $269,200,781)                                       269,200,781
                                                                     --------------
                   Total Investments  120.2%
                    (cost $1,429,644,863; Note 4)                     1,459,187,949
                   Liabilities in excess of other assets  (20.2%)      (244,998,826)
                                                                     --------------
                   Net Assets  100%                                  $1,214,189,123
                                                                     --------------
                                                                     --------------

------------------------------
ARM--Adjustable Rate Mortgage.
LLC--Limited Liability Corporation.
R.E.M.I.C.--Real Estate Mortgage Investment Conduit.
(a) Partial principal amount of $65,400,000 represents a to-be-announced ('TBA') mortgage dollar roll, see Notes 1 and 4.
(b) Partial principal amount pledged as collateral for mortgage dollar roll.
(c) Represents actual principal amount (not rounded to nearest thousand).
(d) Securities, or portion thereof, on loan, see Note 4.
(e) Partial principal amount pledged as collateral for financial future contracts.
(f) Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

    See Notes to Financial Statements                                      9

       Prudential Government Income Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                  August 31, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments including repurchase agreement, at value
   (cost $1,429,644,863)                                          $ 1,459,187,949
Cash                                                                      107,289
Receivable for investments sold                                        97,484,090
Interest receivable                                                     8,825,020
Receivable for Fund shares sold                                         1,645,848
Receivable for security lending                                           346,524
Other assets                                                               32,895
                                                                 -----------------
      Total assets                                                  1,567,629,615
                                                                 -----------------
LIABILITIES
Payable for investments purchased                                     248,414,567
Payable to broker for collateral for securities on loan                99,610,825
Payable for Fund shares reacquired                                      2,480,489
Accrued expenses                                                          869,852
Dividends payable                                                         862,774
Management fee payable                                                    511,446
Distribution fee payable                                                  301,240
Securities lending rebate payable                                         287,802
Due to broker - variation margin                                          101,497
                                                                 -----------------
      Total liabilities                                               353,440,492
                                                                 -----------------
NET ASSETS                                                        $ 1,214,189,123
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Common stock, at par                                           $     1,349,972
   Paid-in capital in excess of par                                 1,304,377,150
                                                                 -----------------
                                                                    1,305,727,122
   Accumulated net realized loss on investments                      (126,363,317)
   Net unrealized appreciation on investments                          34,825,318
                                                                 -----------------
Net assets, August 31, 2001                                       $ 1,214,189,123
                                                                 -----------------
                                                                 -----------------

    10                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  August 31, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($970,850,527 / 107,940,162 shares of common stock
      issued and outstanding)                                               $8.99
   Maximum sales charge (4% of offering price)                                .37
                                                                 -----------------
   Maximum offering price to public                                         $9.36
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($132,927,799 / 14,768,744 shares of common stock
      issued and outstanding)                                               $9.00
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share
      ($12,612,352 / 1,401,365 shares of common stock issued
      and outstanding)                                                      $9.00
   Sales charge (1% of offering price)                                        .09
                                                                 -----------------
   Offering price to public                                                 $9.09
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($97,798,445 / 10,886,887 shares of common stock
      issued and outstanding)                                               $8.98
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     11

       Prudential Government Income Fund, Inc.
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                  August 31, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $38,396,826
   Income from securities loaned (net)                                  255,555
                                                                 -----------------
      Total net income                                               38,652,381
                                                                 -----------------
Expenses
   Management fee                                                     2,976,490
   Distribution fee--Class A                                          1,174,315
   Distribution fee--Class B                                            526,223
   Distribution fee--Class C                                             41,823
   Transfer agent's fees and expenses                                 1,007,000
   Custodian's fees and expenses                                        146,000
   Reports to shareholders                                              151,000
   Registration fees                                                     23,000
   Audit fee                                                             22,000
   Directors' fees                                                       22,000
   Insurance expense                                                      4,000
   Legal fees and expenses                                               15,000
   Miscellaneous                                                         10,647
                                                                 -----------------
      Total expenses                                                  6,119,498
                                                                 -----------------
Net investment income                                                32,532,883
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                            7,265,942
   Financial futures contracts                                       (2,453,503)
                                                                 -----------------
                                                                      4,812,439
                                                                 -----------------
Net change in unrealized appreciation (depreciation) on:
   Investment transactions                                            2,465,936
   Financial futures contracts                                        2,647,982
                                                                 -----------------
                                                                      5,113,918
                                                                 -----------------
Net gain on investments                                               9,926,357
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $42,459,240
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months              Year
                                                    Ended                Ended
                                               August 31, 2001     February 28, 2001
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $    32,532,883      $    64,910,406
   Net realized gain (loss) on investment
      transactions                                   4,812,439           (6,357,465)
   Net change in unrealized appreciation
      (depreciation) on investments                  5,113,918           71,251,600
                                              -----------------    -----------------
   Net increase in net assets resulting
      from operations                               42,459,240          129,804,541
                                              -----------------    -----------------
   Dividends from net investment income
      (Note 1)
   Class A                                         (25,861,940)         (50,152,224)
   Class B                                          (3,148,702)          (8,217,281)
   Class C                                            (283,178)            (446,240)
   Class Z                                          (3,239,063)          (6,094,661)
                                              -----------------    -----------------
                                                   (32,532,883)         (64,910,406)
                                              -----------------    -----------------
   Fund share transactions (net of share
      conversions) (Note 6):
   Net proceeds from shares subscribed             303,146,552          264,460,003
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends                                     22,296,555           43,839,143
   Cost of shares reacquired                      (210,670,440)        (385,614,309)
                                              -----------------    -----------------
   Net increase (decrease) in net assets
      from Fund share transactions                 114,772,667          (77,315,163)
                                              -----------------    -----------------
      Total increase (decrease)                    124,699,024          (12,421,028)
NET ASSETS
Beginning of period                              1,089,490,099        1,101,911,127
                                              -----------------    -----------------
End of period                                  $ 1,214,189,123      $ 1,089,490,099
                                              -----------------    -----------------
                                              -----------------    -----------------

    See Notes to Financial Statements                                     13

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Government Income Fund, Inc., (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Investment operations commenced on April 22, 1985. The Fund's investment objective is to seek high current return. The Fund will seek to achieve this objective by investing primarily in U.S. Government Securities, including U.S. Treasury bills, notes, bonds, strips and other debt securities issued by the U.S. Treasury, and obligations, including mortgage-related securities, issued or guaranteed by U.S. Government agencies or instrumentalities.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation:    The Fund values portfolio securities (including
commitments to purchase such securities on a 'when-issued' basis) on the basis of current market quotations provided by dealers or by a pricing service approved by the Board of Directors, which uses information such as quotations from dealers, market transactions in comparable securities, various relationships between securities and calculations on yield to maturity in determining values. Financial futures contracts and options thereon are valued at their last sales prices as of the close of the commodities exchange or board of trade or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Should an extraordinary event, which is likely to affect the value of a security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the investment adviser under procedures established under the general supervision of the Fund's Board of Directors.

      All securities are valued as of 4:15p.m., New York time.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Repurchase Agreements:    In connection with repurchase agreements with
U.S. financial institutions, it is the Fund's policy that its custodian, or designated subcustodians as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase agreement transaction, including accrued interest. To the extent that any repurchase agreement transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Dollar Rolls:    The Fund enters into mortgage dollar rolls in which the
Fund sells mortgage securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as interest income. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, in respect of dollar rolls.

      Securities Lending: The Fund may lend its securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of fees or it retains a portion of interest on the investment of any
                                                                          15

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan. Prudential Securities Incorporated ('PSI'), a wholly owned subsidiary of The Prudential Insurance Company of America ('The Prudential'), is the securities lending agent for the Fund. For the period ended August 31, 2001, PSI has been compensated approximately $85,000 for these services.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains and losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund accretes discount on portfolio securities as adjustments to interest income. Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      In November 2000, a revised American Institute of Certified Public Accountants ('AICPA') Audit and Accounting Guide, Audits of Investment Companies (the 'Guide'), was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Series to amortize market discount on all fixed-income securities. Upon initial adoption, the Series will be required to adjust the cost of its fixed-income securities by the cumulative amount that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Series' net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations. The Series expects that the impact of the adoption of this principle will not be material to the financial statements.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
      Dividends and Distributions:    The Fund declares daily and pays monthly
dividends from net investment income. The Fund will distribute at least annually any net capital gains in excess of loss carryforwards, if any. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with the AICPA Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease accumulated net realized loss on investments and decrease paid-in capital by $17,808,937 due to expiring capital loss carryforward during the year ended February 28, 2001. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. Effective November 1, 2001, PIFM's name will change to Prudential Investments LLC. PIFM has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation ('PIC'). PIM furnished investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly at an annual rate of .50% of the Fund's average daily net assets up to and including $3 billion and .35% of 1% of the average daily net assets of the Fund in excess of $3 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution (the 'Class A, B and C Plans') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A Plan, the Fund compensates PIMS for its distribution-related expenses with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. Such expenses under the
                                                                          17

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class A Plan were .25 of 1% of the average daily net assets of the Class A shares for the six months ended August 31, 2001.

      Pursuant to the Class B Plan, the Fund compensates PIMS for its distribution-related activities at an annual rate of up to 1% of the average daily net assets up to $3 billion, .80 of 1% of the next $1 billion of such net assets and .50 of 1% over $4 billion of the average daily net assets of the Class B shares. Such expenses under the Class B Plan were .825 of 1% of the average daily net assets of the Class B shares for the six months ended August 31, 2001.

      Pursuant to the Class C Plan, the Fund compensates PIMS for its distribution-related activities at an annual rate of up to 1% of the average daily net assets of the Class C shares. Such expenses under the Class C Plan were .75 of 1% of the average daily net assets of the Class C shares for the six months ended August 31, 2001.

      PIMS has advised the Fund that it received approximately $159,900 and $23,700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended August 31, 2001. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended August 31, 2001 it received approximately $117,400 and $6,600 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

      PIFM, PIM and PIMS are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('The Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 7, 2002. Prior to March 9, 2001, the maximum commitment fee was $1 billion and the commitment fee was .080 of 1% of the unused portion of the credit facility. Effective September 14, 2001, the commitment under the SCA was increased to $930 million through December 31, 2001. Effective January 1, 2002, the commitment will be reduced to $500 million. All other terms and conditions are unchanged. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2001.

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended August 31, 2001, the Fund incurred fees of approximately $863,500 for the services of PMFS. As of August 31, 2001, approximately $140,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to nonaffiliates.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PIFM. During the six months ended August 31, 2001, the Portfolio earned income of approximately $763,000 and $255,500, respectively, from the Series by investing their excess cash and collateral from securities lending.

Note 4. Portfolio Securities
Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2001, were $2,821,499,767 and $2,626,098,933, respectively.

      During the six months ended August 31, 2001, the Fund entered into financial futures contracts. Details of open contracts at August 31, 2001 are as follows:

                                                                      Value at         Unrealized
Number of                           Expiration       Value at        August 28,       Appreciation
Contracts           Type               Date         Trade Date          2001         (Depreciation)
---------     -----------------    -------------    -----------     ------------     --------------
              Long positions:
   772        U.S. T-Bond          Sept. 2001       $76,789,875     $ 81,856,125       $5,066,250
   413        5 yr. T-Note         Dec. 2001         43,684,187       43,752,187           68,000
   287        10 yr. T-Note        Dec. 2001         30,417,517       30,565,500          147,983
                                                                                     --------------
                                                                                       $5,282,233
                                                                                     --------------
                                                                                     --------------

      The cost basis of investments for federal income tax purposes at August 31, 2001 was $1,330,187,965 and, accordingly, net unrealized appreciation for federal income tax purposes was $29,389,159 (gross unrealized appreciation-$29,699,281; gross unrealized depreciation-$310,122).

      For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2001 of approximately $128,460,710 of which $2,919,749 expires in 2002, $66,559,885 expires in 2003, $717,519 expires in 2004,
$17,950,276
                                                                          19

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

expires in 2005, $18,672,727 expires in 2008, $21,640,554 expires in 2009.
During the fiscal year ended February 28, 2001, approximately $17,808,900 of the capital loss carryforward expired unused. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

      The average balance of dollar rolls outstanding during the six months ended August 31, 2001 was approximately $20,567,000. The amount of dollar rolls outstanding at August 31, 2001 was $66,836,133 (principal $65,400,000), which was 4.8% of total assets.

      As of August 31, 2001, the Fund had securities on loan with an aggregate market value of $97,307,779. As of this date, the collateral held for securities on loan was comprised of U.S. government securities with an aggregate market value of $20,925,000 and cash collateral of $99,610,825.

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of August 31, 2001, the Fund had a 7.4% undivided interest in the repurchase agreements in the joint account. This undivided interest represented $37,498,000 in principal amount. As of such date, the repurchase agreements in the joint account and the value of the collateral therefore were as follows:

      Credit Suisse First Boston Corp., 3.66%, in the principal amount of $167,895,000, repurchase price $167,963,277, due 9/4/01. The value of the collateral including accrued interest was $171,256,216.

      Greenwich Capital Markets, 3.65%, in the principal amount of $167,895,000, repurchase price $167,963,090, due 9/4/01. The value of the collateral including accrued interest was $171,254,486.

      UBS Warburg, 3.65%, in the principal amount of $167,894,000, repurchase price $167,962,090, due 9/4/01. The value of the collateral including accrued interest was $171,253,007.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.

      There are 2 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, B, C and Class Z common stock, each of which consists of 500,000,000 authorized shares.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended August 31, 2001:
Shares sold                                                  13,911,651    $ 121,179,272
Shares issued in connection with reorganization (Note 7)     11,926,739      106,127,993
Shares issued in reinvestment of dividends                    1,893,364       16,784,643
Shares reacquired                                           (16,231,190)    (143,945,985)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 11,500,564      100,145,923
Shares issued upon conversion from Class B                    1,872,292       16,599,605
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                13,372,856    $ 116,745,528
                                                            -----------    -------------
                                                            -----------    -------------
Year ended February 28, 2001:
Shares sold                                                  21,176,502    $ 181,897,658
Shares issued in reinvestment of dividends                    3,728,484       32,018,884
Shares reacquired                                           (33,572,101)    (287,279,586)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (8,667,115)     (73,363,044)
Shares issued upon conversion from Class B                    7,297,845       62,149,798
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,369,270)   $ (11,213,246)
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Six month ended August 31, 2001:
Shares sold                                                   3,403,533    $  30,266,625
Shares issued in reinvestment of dividends                      239,322        2,123,352
Shares reacquired                                            (1,613,384)     (14,316,686)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                  2,029,471       18,073,291
Shares reacquired upon conversion into Class A               (1,871,068)     (16,599,605)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   158,403    $   1,473,686
                                                            -----------    -------------
                                                            -----------    -------------
Year ended February 28, 2001:
Shares sold                                                   3,487,354    $  30,107,683
Shares issued in reinvestment of dividends                      630,178        5,406,340
Shares reacquired                                            (5,196,505)     (44,430,639)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,078,973)      (8,916,616)
Shares reacquired upon conversion into Class A               (7,296,048)     (62,149,798)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (8,375,021)   $ (71,066,414)
                                                            -----------    -------------
                                                            -----------    -------------

                                                                          21

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended August 31, 2001:
Shares sold                                                     648,057    $   5,767,105
Shares issued in reinvestment of dividends                       24,397          216,470
Shares reacquired                                              (356,361)      (3,158,602)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   316,093    $   2,824,973
                                                            -----------    -------------
                                                            -----------    -------------
Year ended February 28, 2001:
Shares sold                                                     664,750    $   5,801,412
Shares issued in reinvestment of dividends                       40,260          346,126
Shares reacquired                                              (630,949)      (5,435,295)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    74,061    $     712,243
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended August 31, 2001:
Shares sold                                                   3,650,417    $  32,317,760
Shares issued in connection with reorganization (Note 7)        842,665        7,487,797
Shares issued in reinvestment of dividends                      358,350        3,172,090
Shares reacquired                                            (5,555,856)     (49,249,167)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (704,424)   $  (6,271,520)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended February 28, 2001:
Shares sold                                                   5,425,351    $  46,653,250
Shares issued in reinvestment of dividends                      707,455        6,067,793
Shares reacquired                                            (5,660,932)     (48,468,789)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   471,874    $   4,252,254
                                                            -----------    -------------
                                                            -----------    -------------

Note 7. Acquisition of Prudential Government Securities Trust, Short-Intermediate Term Series
On March 28, 2001, Prudential Government Income Fund, Inc. acquired all the net assets of Prudential Government Securities Trust, Short-Intermediate Term Series pursuant to a plan of reorganization approved by Prudential Government Securities Trust, Short-Intermediate Term Series shareholders on March 22, 2001. The acquisition was accomplished by a tax-free exchange of the Class A and Class Z shares:

             Prudential Government
               Securities Trust        Prudential Government
                  Fund, Inc.             Income Fund, Inc.
                    Shares                 Shares Issued            Value
             ---------------------     ---------------------     ------------
Class A                 10,886,972                11,926,739     $106,127,993
Class Z                    765,199                   842,665        7,487,797

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Prudential Government Securities Trust, Short-Intermediate Term Series net assets at that date ($113,615,790), including $2,391,631 of unrealized appreciation, were combined with those of Prudential Government Income Fund, Inc. The aggregate net assets of Prudential Government Income Fund, Inc. and Prudential Government Securities Trust, Short-Intermediate Term Series immediately before the acquisition were $1,088,895,144 and $113,615,790 respectively.

      The future utilization of the acquired capital loss carryforward from Prudential Government Securities Trust Fund, Inc. in the amounts of $21,103,939, will be limited by Section 382 of the Internal Revenue Code of 1986, as amended. The annual limitation is $5,953,467.
                                                                          23

                Prudential Government Income Fund, Inc.
                   Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                  August 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   8.94
                                                                  ----------------
Income from investment operations
Net investment income                                                     0.25
Net realized and unrealized gain (loss) on investment
transactions                                                              0.05
                                                                  ----------------
   Total from investment operations                                       0.30
                                                                  ----------------
Less distributions
Dividends from net investment income                                     (0.25)
                                                                  ----------------
Net asset value, end of period                                        $   8.99
                                                                  ----------------
                                                                  ----------------
TOTAL INVESTMENT RETURN(a):                                               3.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $970,851
Average net assets (000)                                              $931,793
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.99%(b)
   Expenses, excluding distribution and service (12b-1) fees              0.74%(b)
   Net investment income                                                  5.51%(b)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 226%

------------------------------
(a) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for periods less than a full year are not annualized.
(b) Annualized.
    24                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
---------------------------------------------------------------------------------------------------------
                                       Year Ended February 28/29,
---------------------------------------------------------------------------------------------------------
      2001                2000                 1999                 1998                 1997
---------------------------------------------------------------------------------------------------------
    $   8.41            $   8.98             $   9.05             $   8.76             $   9.04
----------------    ----------------     ----------------     ----------------     ----------------
        0.54                0.55                 0.55                 0.58                 0.60
        0.53               (0.57)               (0.07)                0.29                (0.28)
----------------    ----------------     ----------------     ----------------     ----------------
        1.07               (0.02)                0.48                 0.87                 0.32
----------------    ----------------     ----------------     ----------------     ----------------
       (0.54)              (0.55)               (0.55)               (0.58)               (0.60)
----------------    ----------------     ----------------     ----------------     ----------------
    $   8.94            $   8.41             $   8.98             $   9.05             $   8.76
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
       13.10%              (0.15)%               5.40%               10.26%                3.70%
    $845,525            $806,620             $895,039             $819,536             $860,319
    $810,113            $857,586             $836,143             $842,431             $884,862
        1.00%               0.94%                0.84%                0.86%                0.90%
        0.75%               0.69%                0.68%                0.71%                0.75%
        6.25%               6.39%                6.05%                6.52%                6.78%
         337%                 68%                 106%                  88%                 107%

    See Notes to Financial Statements                                     25

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                  August 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   8.95
                                                                  ----------------
Income from investment operations
Net investment income                                                     0.22
Net realized and unrealized gain (loss) on investment
transactions                                                              0.05
                                                                  ----------------
   Total from investment operations                                       0.27
                                                                  ----------------
Less distributions
Dividends from net investment income                                     (0.22)
                                                                  ----------------
Net asset value, end of period                                        $   9.00
                                                                  ----------------
                                                                  ----------------
TOTAL INVESTMENT RETURN(a):                                               3.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $132,928
Average net assets (000)                                              $126,529
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.56%(b)
   Expenses, excluding distribution and service (12b-1) fees              0.74%(b)
   Net investment income                                                  4.94%(b)

------------------------------
(a) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for periods less than a full year are not annualized.
(b) Annualized.
    26                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
---------------------------------------------------------------------------------------------------------
                                       Year Ended February 28/29,
---------------------------------------------------------------------------------------------------------
      2001                2000                 1999                 1998                 1997
---------------------------------------------------------------------------------------------------------
    $   8.41            $   8.99             $   9.05             $   8.77             $   9.04
----------------    ----------------     ----------------     ----------------     ----------------
        0.49                0.50                 0.49                 0.52                 0.54
        0.54               (0.58)               (0.06)                0.28                (0.27)
----------------    ----------------     ----------------     ----------------     ----------------
        1.03               (0.08)                0.43                 0.80                 0.27
----------------    ----------------     ----------------     ----------------     ----------------
       (0.49)              (0.50)               (0.49)               (0.52)               (0.54)
----------------    ----------------     ----------------     ----------------     ----------------
    $   8.95            $   8.41             $   8.99             $   9.05             $   8.77
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
       12.58%              (0.83)%               4.83%                9.40%                3.12%
    $130,732            $193,394             $343,425             $346,059             $461,988
    $146,034            $262,863             $322,626             $385,145             $543,796
        1.58%               1.52%                1.50%                1.53%                1.57%
         .75%               0.69%                0.68%                0.71%                0.75%
        5.68%               5.77%                5.39%                5.85%                6.11%

    See Notes to Financial Statements                                     27

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                  August 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   8.95
                                                                      --------
Income from investment operations
Net investment income                                                     0.22
Net realized and unrealized gain (loss) on investment
transactions                                                              0.05
                                                                      --------
   Total from investment operations                                       0.27
                                                                      --------
Less distributions
Dividends from net investment income                                     (0.22)
                                                                      --------
Net asset value, end of period                                        $   9.00
                                                                      --------
                                                                      --------
TOTAL INVESTMENT RETURN(a):                                               3.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 12,612
Average net assets (000)                                              $ 11,062
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.49%(b)
   Expenses, excluding distribution and service (12b-1) fees              0.74%(b)
   Net investment income                                                  5.08%(b)

------------------------------
(a) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for periods less than a full year are not annualized.
(b) Annualized.

    28                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
---------------------------------------------------------------------------------------------------------
                                       Year Ended February 28/29,
---------------------------------------------------------------------------------------------------------
      2001                2000                 1999                 1998                 1997
---------------------------------------------------------------------------------------------------------
    $   8.41            $   8.99             $   9.05             $   8.77             $   9.04
----------------    ----------------     ----------------     ----------------     ----------------
        0.50                0.51                 0.50                 0.53                 0.54
        0.54               (0.58)               (0.06)                0.28                (0.27)
----------------    ----------------     ----------------     ----------------     ----------------
        1.04               (0.07)                0.44                 0.81                 0.27
----------------    ----------------     ----------------     ----------------     ----------------
       (0.50)              (0.51)               (0.50)               (0.53)               (0.54)
----------------    ----------------     ----------------     ----------------     ----------------
    $   8.95            $   8.41             $   8.99             $   9.05             $   8.77
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
       12.67%              (0.76)%               4.91%                9.48%                3.20%
    $  9,711            $  8,508             $  8,236             $  2,840             $  2,569
    $  7,904            $  9,014             $  4,878             $  2,523             $  2,440
        1.50%               1.44%                1.43%                1.46%                1.50%
        0.75%               0.69%                0.68%                0.71%                0.75%
        5.75%               5.90%                5.50%                5.92%                6.19%

    See Notes to Financial Statements                                     29

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                  August 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   8.93
                                                                  ----------------
Income from investment operations
Net investment income                                                     0.26
Net realized and unrealized gain (loss) on investment
transactions                                                              0.05
                                                                  ----------------
   Total from investment operations                                       0.31
                                                                  ----------------
Less distributions
Dividends from net investment income                                     (0.26)
                                                                  ----------------
Net asset value, end of period                                        $   8.98
                                                                  ----------------
                                                                  ----------------
TOTAL INVESTMENT RETURN(a):                                               3.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 97,798
Average net assets (000)                                              $111,505
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.74%(b)
   Expenses, excluding distribution and service (12b-1) fees              0.74%(b)
   Net investment income                                                  5.76%(b)

------------------------------
(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for periods less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class Z shares.
    30                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                   Class Z
--------------------------------------------------------------------------------------------------------------
                          Year Ended February 28/29,                                  March 4, 1996(c)
-------------------------------------------------------------------------------     through February 28,
      2001                 2000                 1999                 1998                   1997
--------------------------------------------------------------------------------------------------------------
    $   8.40             $   8.97             $   9.04             $   8.76               $   9.13
----------------     ----------------     ----------------     ----------------         ----------
        0.56                 0.57                 0.57                 0.59                   0.61
        0.53                (0.57)               (0.07)                0.28                  (0.37)
----------------     ----------------     ----------------     ----------------         ----------
        1.09                   --                 0.50                 0.87                   0.24
----------------     ----------------     ----------------     ----------------         ----------
       (0.56)               (0.57)               (0.57)               (0.59)                 (0.61)
----------------     ----------------     ----------------     ----------------         ----------
    $   8.93             $   8.40             $   8.97             $   9.04               $   8.76
----------------     ----------------     ----------------     ----------------         ----------
----------------     ----------------     ----------------     ----------------         ----------
       13.39%                0.09%                5.58%               10.30%                  3.16%
    $103,523             $ 93,390             $ 97,629             $ 84,733               $ 73,411
    $ 94,635             $ 97,811             $ 86,892             $ 71,425               $ 39,551
        0.75%                0.69%                0.68%                0.71%                  0.75%(b)
        0.75%                0.69%                0.68%                0.71%                  0.75%(b)
        6.50%                6.64%                6.22%                6.67%                  6.76%(b)

    See Notes to Financial Statements                                     31

Prudential Government Income Fund, Inc.

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth
Fund

Balanced/Allocation Funds
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                               www.prudential.com    (800) 225-1852

Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio,
Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund
Special Money Market Fund, Inc.*
    Money Market Series


STRATEGIC PARTNERS
MUTUAL FUNDS**

Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
Strategic Partners Moderate Growth Fund
Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
Strategic Partners
   Large Capitalization Growth Fund
Strategic Partners
   Large Capitalization Value Fund
Strategic Partners
   Small Capitalization Growth Fund
Strategic Partners
   Small Capitalization Value Fund
Strategic Partners
   International Equity Fund
Strategic Partners
   Total Return Bond Fund

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund
Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
    Money Market Series

* This fund is not a direct purchase money fund
  and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual   funds.

Prudential Government Income Fund, Inc.

Getting the Most from your Prudential Mutual
Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood.
And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls-- sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

                          www.prudential.com    (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold
(converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values;
often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

Prudential Government Income Fund, Inc.

Getting the Most from your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS
RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction.
There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                            www.prudential.com   (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Eugene C. Dorsey
Delayne D. Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

               NASDAQ     CUSIP
    Class A    PGVAX    744339102
    Class B    PBGPX    744339201
    Class C    PRICX    744339300
    Class Z    PGVZX    744339409

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.
The accompanying financial statements as of August 31, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)

MF128E2    744339102    744339201    744339300     744339409

(ICON) Printed on Recycled Paper